Loan Number	Pool ID	Alternate Loan Number	Original Balance	State	Loan Exception Status	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial KBRA Exception Grade	Final KBRA Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Category	Breach ID	Breach Name	Initial Breach Date	Initial Comments	Client/Seller Response Comments	Conclusion Date	Conclusion Comments Date Cleared Canceled or Exception Remains Note Must State Final Status	Waiver or Exception	Waiver or Exception Made By	Compensating Factors	General Comments
MELLO_INV2_168		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX
XX/XX/XXXX - NA; XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX is Greater Than X.X' from Active to Acknowledged by Client. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_168		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. Dd firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_348		XXXXX	$XXXXXX	NM	Acknowledged	B	B	A	B	A	B	B	B	A	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.	Waiver	Client
MELLO_INV2_177		XXXXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	XXX date is greater than XXX days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - XXX dated XX/X/XXXX is greater than XXX days from Note date of X/XX/XXXX. A XXXXX/recertification of value dated XX/XX/XXXX is present in the loan file;		XX/XX/XXXX
XX/XX/XXXX - Change severity of 'XXX date is greater than XXX days from Origination date. ' from Material to Non-Material. ; XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'XXX date is greater than XXX days from Origination date. ' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_176		XXXXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	XXX date is greater than XXX days from Origination date.	XX/XX/XXXX
XX/XX/XXXX - Change status of 'XXX date is greater than XXX days from Origination date. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Acknowledged - updated in file dated XX/XX/XXXX - recert value; XX/XX/XXXX - XXX update certifying the subject value provided in the loan file dated XX/XX/XXXX; XX/XX/XXXX - Change severity of 'XXX date is greater than XXX days from Origination date. ' from Material to Non-Material. ; XX/XX/XXXX - XXX dated XX/XX/XXXX is greater than XXX days from Note date of X/XX/XXXX. ;
																						X/XX/XXXX	XX/XX/XXXX - XXX update certifying the subject value provided in the loan file dated XX/XX/XXXX
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_58		XXXXX	$XXXXXX	OR	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	-96268	XXXX Total of Payments Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the XXXX total of payments test.  ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. ; XX/XX/XXXX - This loan failed the XXXX total of payments test.  ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX. ; XX/XX/XXXX - This loan passed the XXXX total of payments test.  ( XX CFR §XXXX.XX(d)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed. ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the XXXX total of payments test.  ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed. ; XX/XX/XXXX - This loan passed the XXXX total of payments test.  ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed. ; XX/XX/XXXX - This loan passed the XXXX total of payments test.  ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX.  The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_58		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_58		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3548	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided verification of PAR rate and bona fide discount points. Condition cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_92		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - FEMA declared XXX on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ; XX/XX/XXXX - Change severity of 'Property is located XXX' from Material to Non-Material. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_92		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	721	Borrower Credit Report is Missing	XX/XX/XXXX	XX/XX/XXXX - Missing Borrower credit report;		XX/XX/XXXX	XX/XX/XXXX - Borrower credit report received
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_92		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1069	Borrower Income Verification Level is Missing	XX/XX/XXXX	XX/XX/XXXX - File is missing rental income documentation. Additional conditions may apply. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification level is Level X – Stated/Prior year WX or Tax Return and YTD paystubs/SE Borrower yrs Tax Returns
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_57		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_352		XXXXX	$XXXXXX	CA	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX
XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination. ' from Non-Material to Material. ; XX/XX/XXXX - NA; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;
																						X/XX/XXXX	XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination. ' from Non-Material to Material.	Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_256		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX .  XXX on XXX/XX/XXXX through XX/XX/XXXX due to wildfires.  XXX was completed on XX/XX/XXXX and reflects no signs of damage.  Condition is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_256		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - MIssing XXX . Condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_86		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verification of employment dated within XX days of note date was not provided for the borrower. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	B	A	B	A	B	A	B	A	B	A	Compliance	-96474	Revised Loan Estimate Delivery Date Test (prior to consummation)	XX/XX/XXXX
XX/XX/XXXX - This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date. The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i).  The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation.  If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: ( XX CFR §XXXX.XX(e)(X)(ii) )The revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is not less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is not less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction. The creditor shall not provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i).  The consumer must receive a revised version of the disclosures required under §XXXX.XX(e)(X)(i) not later than four business days prior to consummation.  If the revised version of the disclosures required §XXXX.XX(e)(X)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail.

Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96391	XXXX Consummation Date and Closing / Settlement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the XXXX consummation date and closing / settlement date validation test.  This loan did not provide the consummation date or the closing / settlement date, which is required for the auditing the following timing tests:Initial Loan Estimate Delivery Date Test (prior to consummation);Revised Loan Estimate Delivery Date Test (prior to consummation);Initial Closing Disclosure Date Test;Revised Closing Disclosure Date Test (No Waiting Period Required);Revised Closing Disclosure Date Test (Waiting Period Required);Reimbursement Date Test;Post-Consummation Event and Revised Closing Disclosure Delivery Date Test;Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test; andPost-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'XXXX Consummation Date and Closing / Settlement Date Validation Test' is no longer tested
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96390	XXXX Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the XXXX initial loan estimate date and initial closing disclosure date validation test. This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date.  Please review the loan data to ensure the dates are in the correct fields. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'XXXX Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test' is no longer tested
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96388	XXXX Initial Closing Disclosure Date and Date Creditor Received Application Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the XXXX initial closing disclosure date and date creditor received application validation test. This loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is before the date creditor received the application.  Please review the loan data to ensure the dates are in the correct fields. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'XXXX Initial Closing Disclosure Date and Date Creditor Received Application Validation Test' is no longer tested
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96378	XXXX Post-Consummation Reason for Redisclosure Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the XXXX post-consummation reason for redisclosure validation test. This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation.  The reason is required in order to audit post-consummation redisclosure timing tests. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'XXXX Post-Consummation Reason for Redisclosure Validation Test' is no longer tested
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96368	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available).  This information is necessary in order to correctly perform reimbursement calculations. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96366	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount.  Your total tolerance violation is $XXX.XX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96365	Charges That In Total Cannot Increase More Than XX% Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii).  The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($XX.XX) by more than XX%.  Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). ;
																						XX/XX/XXXX	0
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_213		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires.  The XXX in file was completed on XX/XX/XXXX and reflects no damage.  Condition is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_234		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon X/X/XX with a release date of XX/XX/XX. XXX in file dated X/XX/XX did not reflect any damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_234		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_56		XXXXX	$XXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXX on XX/XX/XXXX, with a release date of XX/XX/XXXX The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_56		XXXXX	$XXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX.  Audit calculated a higher tax figure for the primary residence based on the documents in file.  ;
																						XX/XX/XXXX
XX/XX/XXXX - CLeared; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_347		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	930	XXX XXX is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination XXX is Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Origination XXX is Not Applicable.
Borrower has significant job time - Borrower has X.XX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_347		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	1248	XXX is Partial	XX/XX/XXXX	XX/XX/XXXX - XXX in file does not reflect the final loan amount of $XXX,XXX. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The XXX is received. CLeared
Borrower has significant job time - Borrower has X.XX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_347		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2077	XXX XXX Missing	XX/XX/XXXX	XX/XX/XXXX - Fraud report Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Fraud report Present.
Borrower has significant job time - Borrower has X.XX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_347		XXXXX	$XXXXXX	CA	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.	Waiver	Client
Borrower has significant job time - Borrower has X.XX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_347		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_89		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX -Third Party Valuation Product not Provided		X/XX/XXXX	XX/XX/XXXX -XXX provided within XX% tolerance. Condition cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_89		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2524	Signed XXXX is missing	XX/XX/XXXX	XX/XX/XXXX - Borrower missing signed XXXX; XX/XX/XXXX - Not found in file. ;		XX/XX/XXXX	XX/XX/XXXX - Signed XXXX provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_89		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2525	Borrower is missing signed XXXX.	XX/XX/XXXX	XX/XX/XXXX - Borrower is missing signed XXXX; XX/XX/XXXX - Not found in file. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXX. Condition cleared. ; XX/XX/XXXX - Signed XXXX provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_187		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_187		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_186		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - MIssing XXX. Condition for informational purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_162		XXXXX	$XXXXXX	PA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_162		XXXXX	$XXXXXX	PA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_48		XXXXX	$XXXXXX	MD	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_48		XXXXX	$XXXXXX	MD	Cleared	D	A	D	A	D	A	C	A	C	A	Property	930	XXX XXX is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination XXX is Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Document Provided - condition cleared. ; XX/XX/XXXX - Origination XXX is Present.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_48		XXXXX	$XXXXXX	MD	Cleared	C	A	C	A	C	A	C	A	C	A	Property	1276	Is Completion Certificate in file is No	XX/XX/XXXX	XX/XX/XXXX - The XXX was completed "Subject To" however, the file is missing the Completion Certificate. ;		XX/XX/XXXX	XX/XX/XXXX - The Completion Certificate is
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_12		XXXXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	1226	Intent to Proceed is Missing	XX/XX/XXXX	XX/XX/XXXX - The intent to proceed is Missing;		XX/XX/XXXX	XX/XX/XXXX - Intent to proceed in econsent procedures per LD - condition cleared. ; XX/XX/XXXX - The intent to proceed is received.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_205		XXXXX	$XXXXXX	CT	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only - DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_233		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_233		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX
XX/XX/XXXX - Condition for informational purposes.  DD firm will order; XX/XX/XXXX - Condition for informational purposes.  Pending valuation; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;
																						XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_233		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file.  Condition rescinded. ; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_77		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX -Third Party Valuation Product not Provided		X/XX/XXXX	XX/XX/XXXX -XXX provided within XX% tolerance. Condition cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_255		XXXXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96368	Consummation or Reimbursement Date Validation Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available).  This information is necessary in order to correctly perform reimbursement calculations. ; XX/XX/XXXX - The total of title charges and recording fees on the final CD was $XXXX.XX which is $XX.XX over the XX% tolerance threshold of the title charges and recording fees on the initial LE.  Title fees were paid to a service provider and listed in section B of the final CD.  A total of $XX.XX tolerance cure is required.  ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_255		XXXXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96365	Charges That In Total Cannot Increase More Than XX% Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii).  The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%.  Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). ; XX/XX/XXXX - The total of title charges and recording fees on the final CD was $XXXX.XX which is $XX.XX over the XX% tolerance threshold of the title charges and recording fees on the initial LE.  Title fees were paid to a service provider and listed in section B of the final CD.  A total of $XX.XX tolerance cure is required.  ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii).  The final charges that in total cannot increase more than XX% ($X,XXX.XX) do not exceed the comparable charges ($X,XXX.XX) by more than XX%.  Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_255		XXXXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances.  However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_255		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_261		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX;		XX/XX/XXXX	XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_261		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_204		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_204		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - nA; XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible or Unavailable. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Third Party Valuation Product Provided. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_204		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_251		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damages. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_251		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - MIssing XXX. Condition for informational purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_247		XXXXX	$XXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	924	Title Policy is Missing	XX/XX/XXXX	XX/XX/XXXX - Title policy is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided a copy of the Title Commitment for the subject property. Condition cleared.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_247		XXXXX	$XXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	2353	Evidence of XXX XXX Not Provided	XX/XX/XXXX	XX/XX/XXXX - Evidence of XXX XXX Not Provided;		XX/XX/XXXX	XX/XX/XXXX - Evidence of XXX XXX Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_247		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_222		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_222		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_222		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of XXX for XX was not provided. Evidence of taxes and insurance for XX Jacobs Rd was not provided. ;		XX/XX/XXXX
XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - CLeared; XX/XX/XXXX - Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Acknowledged by Client. ; XX/XX/XXXX - Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.

Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_39		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_155		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX on XX/XX/XXXX thorugh XX/XX/XXXX due to wildfires.  The appraisla was completed on XX/XX/XXXX and reflects no damage.  Condition is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_155		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible or Unavailable. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - NA; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_155		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_291		XXXXX	$XXXXXX	SC	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Missing XXX so third party valuation is required. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_65		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing XXX, Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_65		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2213	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX;X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_246		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_246		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of X.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of -X.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_246		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_1		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_185		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_31		XXXXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ;
																						XX/XX/XXXX
XX/XX/XXXX - Change severity of 'Reimbursement Amount Test' from Material to Non-Material. ; XX/XX/XXXX - No X/X - not needed; XX/XX/XXXX - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_31		XXXXX	$XXXXXX	CA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96348	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX
XX/XX/XXXX - Change severity of 'Lender Credits That Cannot Decrease Test' from Material to Non-Material. ; XX/XX/XXXX - na; XX/XX/XXXX - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Months) are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_346		XXXXX	$XXXXXX	CA	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.	Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_191		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_191		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_203		XXXXX	$XXXXXX	VA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2460	Third Party Desk Review variance to XXX value exceeds XX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed. ;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_203		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ; XX/XX/XXXX - Third Party Valuation Product Provided. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_203		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_64		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2092	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - Missing servicing comments are available.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_64		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	3606	XXX Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - XXX data tape not provided. ;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - XXX data tape provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_175		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_37		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and relfects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_53		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_161		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_161		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_161		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_161		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_287		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_158		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_345		XXXXX	$XXXXXX	CA	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - na; XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination. ' from Non-Material to Material. ; XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination. ' from Material to Non-Material. ; XX/XX/XXXX - The exception 'Informational Only - Property Inspection Waiver used at origination. ' is cleared. ; XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;
																						X/XX/XXXX	XX/XX/XXXX - Change severity of 'Informational Only - Property Inspection Waiver used at origination. ' from Non-Material to Material.	Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_202		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX (XXX) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_202		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_202		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_202		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of X.XX.

MELLO_INV2_139		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X - not needed; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_201		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_201		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_241		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon XX/XX/XXXX with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_241		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_105		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. XXX was completed on XX/XX/XXXX and reflects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_257		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - DD Firm to order third party valuation product.  Exception is for informational purpose only.  ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_257		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - DD firm to order. Exception is for informational puposes only. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_230		XXXXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - XXX provided within XX% tolerance.  Condition cleared. ; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_230		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - DD firm to order. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_100		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_100		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX.  Final XXXX application indicates rental income as $XXXX.XX, audit calculated rental income as $XXXX.XX .  Evidence of rental income for XXXXX Short Ave was not provided ;
																						XX/XX/XXXX
XX/XX/XXXX - Re-evaluated Rental Income - condition cleared. ; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_100		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_250		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_250		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_250		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purpopse. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_250		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX - Borrower liabilities verified indicator is Partial.  File is missing evidence the mortgage payments for all other XXX owned as listed on the final XXXX (pg XXX, XXX) are XXX.  Recent refinancing for XXX X,X,X,X and X have taken place with no updated mortgage statements provided to confirm current cash flow income for borrower (pg XXX) .  Provide evidence the new loan payments for XXX X,X.X. X,X with Loan Depot are XXX and provided mortgage statement/XXX ; Tax Statement for XXX # X to support $XXXX.XX is XXX. ;
																						XX/XX/XXXX
XX/XX/XXXX - Lender provided lease agreement for property XXXXX XXXXX Condition cleared. ; XX/XX/XXXX - Lender provided the evidence of the XXX for XXX’s listed on the XXXX.  Please provide the lease agreements for the property located at XXXXX XXXXX Additional conditions may apply.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_250		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	XXX/XXX Status is Pending	XX/XX/XXXX	XX/XX/XXXX - XXX/XXX Status is pending. Noted documentation is required per Appendix Q. File is missing evidence of XXX for other XXX owned properties to confirm cash flow. ;		XX/XX/XXXX
XX/XX/XXXX - Lender provided lease agreement for property XXXXX XXX.  Condition cleared. ; XX/XX/XXXX - Lender provided the evidence of the XXX for XXX’s listed on the XXXX.  Please provide the lease agreements for the property located at XXXXX XXXXX Additional conditions may apply.
																										Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_112		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_112		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX
XX/XX/XXXX - Third Party Valuation Product Provided. ; XX/XX/XXXX - NA; XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible or Unavailable. ' from Active to Acknowledged by Client.

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_95		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	932	XXX XXX is Partial	XX/XX/XXXX	XX/XX/XXXX - XXX XXX is Partial: XXX is almost completely illegible. Need complete copy to review. May be subject to further conditioning after review. ;		XX/XX/XXXX	XX/XX/XXXX - Origination XXX is Present.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_95		XXXXX	$XXXXXX	WA	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	3548	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold. The XXX points and fees exceed by $XXXX.XX, loan data $XXXXX.XX, comparison data $XXXXX.XX;		XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - The loan type is a refinance cash out. The file does not contain a business purpose affidavit and is considered personal. Condition maintained.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_103		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  FEMA declared XXX a disaster on XX/XX/XXXX through XX/XX/XXXX due to wildfires.  The XXX was completed on XX/XX/XXXX and reflects no damage.  Condition for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_200		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - UCDP/Fannie - reported No Findings and UCDP/Freddie reported Coll Reps ; Warrant Not Eligible dated X/X/XX; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_200		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_254		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - CXXX is missing. Conditons is for information purposes only. DD firm will order. ;		XX/XX/XXXX
XX/XX/XXXX - XXX provided within XX% tolerance.  Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%.

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_262		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_262		XXXXX	$XXXXXX	NJ	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	XXX/XXX Status is Pending	XX/XX/XXXX
XX/XX/XXXX - XXX/XXX Status is pending.  The loan file is missing a copy of the closing statement/CD for the concurrent refinance transaction as indicated on the XXX section XX.  The loan file is also missing evidence to support the omission of debt indicated on the XXX section XX.  Additional conditions may apply, ;
																						XX/XX/XXXX	XX/XX/XXXX - Lender provided the closing statement/CD for the concurrent refinance transaction as indicated on the XXX section XX. Condition cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_285		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_285		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_285		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_229		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_229		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_229		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	C	A	C	A	Property	930	XXX XXX is Missing	XX/XX/XXXX	XX/XX/XXXX - Origination XXX is Missing. ; XX/XX/XXXX - XXX provided in loan file is not legible. ;		XX/XX/XXXX	XX/XX/XXXX - Origination XXX is Present.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_199		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_199		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_199		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_245		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for in formational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_245		XXXXX	$XXXXXX	IL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1434	XXX XXX Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - The XXX XXX effective date of X/XX/XXXX is after the note date of X/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_244		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_244		XXXXX	$XXXXXX	IL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1429	XXXXX Exceeds XXX Maximum Allowable	XX/XX/XXXX	XX/XX/XXXX - The XXX of XX.XX exceeds the maximum allowable per XXX of XX.XX;		XX/XX/XXXX
XX/XX/XXXX - The XXX of XX.XX is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The XXX of XX.XXexceeds the maximum allowable per XXX of XX.XX, Cleared; XX/XX/XXXX - Secondary Financing of XXX in the amount of $XXX,XXX on loan.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_244		XXXXX	$XXXXXX	IL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1434	XXX XXX Effective Date is after the Note Date	XX/XX/XXXX	XX/XX/XXXX - cd; XX/XX/XXXX - The XXX XXX effective date of X/XX/XXXX is after the note date of X/XX/XXXX; XX/XX/XXXX - The XXX XXX effective date of X/XX/XXXX is after the note date of X/XX/XXXX;		XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_249		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_248		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_243		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX% Condition for information purposes. DD firm to order. . ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_253		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2092	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - Missing servicing comments are available.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_253		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	3606	XXX Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - XXX data tape not provided. ;		XX/XX/XXXX	XX/XX/XXXX - NA; XX/XX/XXXX - XXX data tape provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_253		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_252		XXXXX	$XXXXXX	IL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1427	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The original XXX of XX.XX is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - LP shows the XXX/CXXX as XX.XX, however the XXXX shows XX.XXX.  Verifi rounds up to XX.XX. ; XX/XX/XXXX - The original XXX of XX.XX exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX	XX/XX/XXXX - The original XXX of XX.XX is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The original XXX of XX.XX exceeds the maximum allowable per XXX of XX.XX
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_252		XXXXX	$XXXXXX	IL	Cleared	A	A	A	A	A	A	A	A	A	A	Property	2213	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_252		XXXXX	$XXXXXX	IL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_252		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_99		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2464	Third Party Full XXX variance to XXX value exceeds XX%	XX/XX/XXXX	XX/XX/XXXX - Third party Full XXX variance of -XXX.XX exceeds XX% maximum allowed. ; XX/XX/XXXX - Additional third party valuation requested to support value. ;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_260		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_260		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Condition for information purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.
MELLO_INV2_273		XXXXX	$XXXXXX	NY	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_237		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX (Wildfires and Straight-line winds) on X/X/XX with a release date of XX/X/XX.  XXX in file dated X/XX/XX and Completion Cert dated X/X/XX did not reflect any damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_237		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_237		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_237		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3557	XXX XXX Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX - XXX XXX coverage of XXXXXX.XX is not sufficent.  The subject loan amount is XXXXXX.XX with the XXX XXX replacement coverage of No and estimated replacement value from insurance company was not provided. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared. ; XX/XX/XXXX - XXX XXX coverage is sufficient.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_259		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_259		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_259		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_227		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_227		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Exception for informational purpose. DD Firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_239		XXXXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_198		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Tool Required - No XXX available for review. Condition for informational purposes. Due Diligence Firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_219		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_221		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX thriough XX/XX/XXXX due to wildfires. XXX was completed on XX/XX/XXXX and reflects no damages. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_221		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only - DD Firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_221		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - MIssing CDA, condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_197		XXXXX	$XXXXXX	MN	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Condition is informational purposes only - DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_197		XXXXX	$XXXXXX	MN	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_212		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. XXX was completed on XX/XX/XXXX and reflects no damage. Condition is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_212		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_73		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXXand shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_236		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_184		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition for informational purposes only. DD frim to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_232		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Exception for informational purpose. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_232		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within XX% tolerance. Condition cleared. ; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_232		XXXXX	$XXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing party verification of self-employment for borrower required per DU. ;		XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_232		XXXXX	$XXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX.  XXX issued certificate in file for subject proepert reflects will not be rented and used as a secondary residence, rental income was not considered to offset subject payment. ;
																						XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_232		XXXXX	$XXXXXX	FL	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	XXX/XXX Status is Pending	XX/XX/XXXX
XX/XX/XXXX - XXX/XXX Status is pending.  DU represented subject as Investment.  Homeowners insurance policy in file (page XX) reflects the subject as secondary home and will not be rented.  Occupancy does not meet client overlay requirements and fails XXX w/in tolerance w/out rental income used to offset payment. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_226		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_226		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_51		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_235		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1434	XXX XXX Effective Date is after the Note Date	XX/XX/XXXX
XX/XX/XXXX - Missing proof of prior to closing Hazard policy.  Policy in file begins X/XX/XXXX when loan closing date is X/XX/XXXX. (This is a purchase transaction); XX/XX/XXXX - The XXX XXX effective date of X/XX/XXXX is after the note date of X/XX/XXXX;
																						XX/XX/XXXX	XX/XX/XXXX - The exception 'XXX XXX Effective Date is after the Note Date' is cleared.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_235		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ; XX/XX/XXXX - Condition is for information purposes only – DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_235		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ; XX/XX/XXXX - Condition is for information purposes only – DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_235		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only – DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_225		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_319		XXXXX	$XXXXXX	NJ	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_183		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_183		XXXXX	$XXXXXX	NJ	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_217		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_167		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX is Greater Than X.X' from Active to Acknowledged by Client. ; XX/XX/XXXX - NA; XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_167		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition for informationalpurpose sonly. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_336		XXXXX	$XXXXXX	WA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - XXX Scoure is X.X per UCDP. Third party Valuation Product is needed. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_336		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_336		XXXXX	$XXXXXX	WA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_220		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_220		XXXXX	$XXXXXX	VA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_50		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition is for information purposes only. Pending Valuation Review. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_44		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - XXX; X.X; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_216		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_216		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_211		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ; XX/XX/XXXX - Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_211		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ; XX/XX/XXXX - Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_211		XXXXX	$XXXXXX	FL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_174		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_174		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_174		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_196		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_196		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_196		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_43		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX XXX on XX/X/XX and continuing, no release date.  XXX dated X/X/XX does not reflect any damage and Appraiser confirms no observed damage to the subject.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_194		XXXXX	$XXXXXX	CT	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX XXX on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
MELLO_INV2_194		XXXXX	$XXXXXX	CT	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purpose only. DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
MELLO_INV2_119		XXXXX	$XXXXXX	GA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1431	Liquid Reserves (Dollar Amount) are less than XXX Minimum Required	XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXX.XX are less than the minimum required per XXX of XXXXXX.XX. ;		XX/XX/XXXX	XX/XX/XXXX - The liquid reserves of XXXXX.XX are greater than or equal to the XXX minimum required of XXXXX.XX.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_119		XXXXX	$XXXXXX	GA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X - not needed; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_297		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_297		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_173		XXXXX	$XXXXXX	CA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Conditon is for information purposes only- DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_88		XXXXX	$XXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX (severe winter storms) on XX/XX/XXXX with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_7		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - XXX X.X third party valuation product not required. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_284		XXXXX	$XXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to severe weather. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition is for informational purposes. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_284		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_284		XXXXX	$XXXXXX	TX	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_26		XXXXX	$XXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX on XX/XX/XXXX through XX/XX/XXXX due to severe weather.  The XXX was completed on XX/XX/XXXX and reflects no damage.  Condition for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_17		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes. DD firm will order; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_6		XXXXX	$XXXXXX	KY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_98		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances.  However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances.  However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
																										Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
MELLO_INV2_98		XXXXX	$XXXXXX	HI	Cleared	A	A	A	A	A	A	A	A	A	A	Compliance	-96348	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XX,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ; XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ; XX/XX/XXXX - This loan passed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ; XX/XX/XXXX - This loan passed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($XX,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($XX,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XX,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ; XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
																										Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
MELLO_INV2_98		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX
																										Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
MELLO_INV2_98		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3548	Qualified Mortgage Points and Fees Finding (XX CFR §XXXX.XX(e)(X))	XX/XX/XXXX	XX/XX/XXXX - Subject loan's points and fees exceed the qualified mortgage points and fees threshold. ;		XX/XX/XXXX	XX/XX/XXXX - Invalid			Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
MELLO_INV2_98		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	XXX/XXX Status is Pending	XX/XX/XXXX	XX/XX/XXXX - XXX/XXX Status is pending. Noted documentation is required per Appendix Q. ;		XX/XX/XXXX	XX/XX/XXXX - NA			Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.
MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	2092	Servicing Comments are Missing	XX/XX/XXXX	XX/XX/XXXX - Servicing comments are missing. ;		XX/XX/XXXX	XX/XX/XXXX - Missing servicing comments are available.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	A	A	A	A	A	A	A	A	A	A	Property	2213	Third Party Valuation Product not Provided.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of X.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_258		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Credit	3606	XXX Data Tape Not Provided	XX/XX/XXXX	XX/XX/XXXX - XXX data tape not provided. ;		XX/XX/XXXX	XX/XX/XXXX - XXX data tape provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_224		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_182		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_318		XXXXX	$XXXXXX	NY	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence X.XX years
MELLO_INV2_181		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_172		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_172		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ; XX/XX/XXXX - Missing;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_172		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_70		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon X/X/XX with a release date of XX/XX/XX. The XXX in file dated X/XX/XX did not reflect any damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_166		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_166		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_109		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96471	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the revised loan estimate delivery date and changed circumstances date test.  ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXXX.XX(e)(X)(i) )The revised loan estimate delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure).  This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions.  If this is not the appropriate result, you must revise your settings to remove the conflict. If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D).  The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms. ;
																						XX/XX/XXXX	XX/XX/XXXX - This compliance test 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' is no longer tested
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_109		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances.  However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_109		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96348	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX
XX/XX/XXXX - This loan passed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ; XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_109		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX XXX on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_109		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - Lender used higher rental income for the subject property using only a loss of $-XXX.XX.  Estimated market rent for the subject is $X,XXX per rent XX% schedule in file.  Vacancy factor of should have been utilized in lender's calculation. ; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - Lender pprovided updated XXX.  Condition cleared. ; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_282		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_282		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_238		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_238		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

MELLO_INV2_69		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon X/X/XXXX with a release date of XX/XX/XX. XXX in file dated X/XX/XX did not reflect any damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_69		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The Lender used $X,XXX per month in rental income on the subject yet the XXXX Schedule E calculations reflected $X,XXX.XX per month.  As a result, the XXX of XX.XX% exceeds the XXX XXX of XX.XX% by more than X% and resubmission to DU is required. ;
																						XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_210		XXXXX	$XXXXXX	NH	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_80		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible or Unavailable. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Not valid as XXX was X.X; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_171		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_171		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_16		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_157		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_180		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX is Greater Than X.X' from Active to Acknowledged by Client. ; XX/XX/XXXX - NA; XX/XX/XXXX - Condition is for information purposes only - DD firm will order.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_180		XXXXX	$XXXXXX	OR	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only - DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_79		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.
MELLO_INV2_165		XXXXX	$XXXXXX	MA	Cleared	A	A	A	A	A	A	A	A	A	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_209		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_304		XXXXX	$XXXXXX	MD	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purpose sonly. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_208		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_208		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_314		XXXXX	$XXXXXX	NJ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX (Wildfires and Straight-line Winds) on X/X/XX with a release date of XX/X/XXXX.  XXX in file dated X/X/XX did not reflect any damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96485	Initial Loan Estimate Delivery Date Test (from application)	XX/XX/XXXX
XX/XX/XXXX - Missing initial LE dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking. ; XX/XX/XXXX - This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application. Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes.  The comparable fees for this loan will be $X, regardless of the actual values on the disclosure. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application).  This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Finding remains, Missing initial LE dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96468	Initial Closing Disclosure Delivery Date Test	XX/XX/XXXX
XX/XX/XXXX - Missing initial CD dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking. ; XX/XX/XXXX - This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation. ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Finding remains, Missing initial LE dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96366	Charges That Cannot Increase Test	XX/XX/XXXX
XX/XX/XXXX - Missing initial LE, therefore, all fees on the final CD could not be tested and are considered as an increase and out of compliance. ; XX/XX/XXXX - This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). One or more of the final charges exceed the comparable amount.  Your total tolerance violation is $X,XXX.XX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared; XX/XX/XXXX - Finding remains, Missing initial LE dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	-96365	Charges That In Total Cannot Increase More Than XX% Test	XX/XX/XXXX
XX/XX/XXXX - Missing initial LE, therefore, all fees on the final CD could not be tested and are considered as an increase and out of compliance. ; XX/XX/XXXX - This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii).  The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%.  Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi). ;
																						XX/XX/XXXX	XX/XX/XXXX - CLeared; XX/XX/XXXX - Finding remains, Missing initial LE dated X/XX/XX provided to the Borrower as reflected in Lender's Disclosure Tracking.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_214		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of X.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXX.XX) is not greater than the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX	XX/XX/XXXX - Cleared
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_190		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX.  XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires.  The XXX was completed on XX/XX/XXXX and reflects no damage.  Condition for informational purposes only.  ; XX/XX/XXXX - Property is located XXX.  XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires.  The XXX was completed on XX/XX/XXXX and reflects no damage.  Condition is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_231		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX
XX/XX/XXXX - Change status of 'Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible or Unavailable. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Not required. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;
																						XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_231		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_193		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_193		XXXXX	$XXXXXX	AZ	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition information purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_267		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX (fire) on XX/XX/XXXX with not release date provided by FEMA.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only. ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_267		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purpose only. DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_223		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_223		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Condition is for information purposes only – DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_179		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ; XX/XX/XXXX - Missing. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_179		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Missing. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_97		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon X/X/XX with a release date of XX/XX/XX. XXX in file dated X/XX/XX did not reflect any damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_312		XXXXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96471	Revised Loan Estimate Delivery Date and Changed Circumstances Date Test	XX/XX/XXXX
XX/XX/XXXX - Change severity of 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' from Material to Non-Material. ; XX/XX/XXXX - NA - Purchase; XX/XX/XXXX - This loan failed the revised loan estimate delivery date and changed circumstances date test.  ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX , and XX CFR §XXXX.XX(e)(X)(i) )The revised loan estimate delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred. This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure).  This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions.  If this is not the appropriate result, you must revise your settings to remove the conflict. If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D).  The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms. ;
																						XX/XX/XXXX	XX/XX/XXXX - NA - Purchase Inv; XX/XX/XXXX - Change status of 'Revised Loan Estimate Delivery Date and Changed Circumstances Date Test' from Active to Acknowledged by Client.	Waiver	Client
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_312		XXXXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96387	XXXX Disclosure Delivery and Receipt Date Validation Test	XX/XX/XXXX
XX/XX/XXXX - Change severity of 'XXXX Disclosure Delivery and Receipt Date Validation Test' from Material to Non-Material. ; XX/XX/XXXX - NA - Purchase; XX/XX/XXXX - This loan failed the XXXX disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date. ;
																						XX/XX/XXXX	XX/XX/XXXX - NA - Purchase Inv; XX/XX/XXXX - Change status of 'XXXX Disclosure Delivery and Receipt Date Validation Test' from Active to Acknowledged by Client.	Waiver	Client
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_312		XXXXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96362	Reimbursement Amount Test	XX/XX/XXXX
XX/XX/XXXX - Change severity of 'Reimbursement Amount Test' from Material to Non-Material. ; XX/XX/XXXX - NA - Purchase; XX/XX/XXXX - This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX. Refunds related to the good faith analysis.  If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation. ;
																						XX/XX/XXXX	XX/XX/XXXX - NA - Purchase Inv; XX/XX/XXXX - Change status of 'Reimbursement Amount Test' from Active to Acknowledged by Client.	Waiver	Client
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_312		XXXXX	$XXXXXX	WA	Acknowledged	C	B	C	B	C	B	C	B	C	B	Compliance	-96348	Lender Credits That Cannot Decrease Test	XX/XX/XXXX
XX/XX/XXXX - NA - Purchase; XX/XX/XXXX - Change severity of 'Lender Credits That Cannot Decrease Test' from Material to Non-Material. ; XX/XX/XXXX - This loan failed the lender credits that cannot decrease test.  ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).  The final sum of specific and non-specific lender credits ($X.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX).  Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures. An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). ;
																						XX/XX/XXXX	XX/XX/XXXX - NA - Purchase Inv; XX/XX/XXXX - Change status of 'Lender Credits That Cannot Decrease Test' from Active to Acknowledged by Client.	Waiver	Client
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_312		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_189		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_189		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition for informational purposes. DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_263		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purpose sonly. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_178		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX (fires) on XX/XX/XXXX, with a release date of XX/XX/XXXX The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_178		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_178		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_266		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_266		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_302		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_302		XXXXX	$XXXXXX	IL	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_164		XXXXX	$XXXXXX	CO	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	870	XXX XXX CERTIFICATE MISSING	XX/XX/XXXX	XX/XX/XXXX - Homeowner's Insurance policy Missing from file;		XX/XX/XXXX	XX/XX/XXXX - Missing copy of XXX XXX certificate; XX/XX/XXXX - Received copy of XXX XXX certificate
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_164		XXXXX	$XXXXXX	CO	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	942	Flood Certificate is Missing	XX/XX/XXXX	XX/XX/XXXX - Flood Cert Missing from file, client to provide;		XX/XX/XXXX	XX/XX/XXXX - The flood certification is Present
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_164		XXXXX	$XXXXXX	CO	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_164		XXXXX	$XXXXXX	CO	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	3557	XXX XXX Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX - XXX XXX coverage of XXXXXX.XX is not sufficent.  The subject loan amount is XXXXXX.XX with the XXX XXX replacement coverage of No and estimated replacement value from insurance company was not provided. ;
																						XX/XX/XXXX	XX/XX/XXXX - XXX XXX coverage is sufficient.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_59		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_206		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX XXXon XX/XX/XXXX with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_206		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. Condition for information purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
MELLO_INV2_281		XXXXX	$XXXXXX	PA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided. ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX
XX/XX/XXXX - Third Party Valuation Product Provided. ; XX/XX/XXXX - Condition is for informational purpose only.  DD firm will order.  ; XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_301		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for informational purposes only. Dd firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_170		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_311		XXXXX	$XXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_311		XXXXX	$XXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_153		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_153		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. DD firm will order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_15		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_15		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX ; X.X; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_192		XXXXX	$XXXXXX	TX	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX (severe ice storm) on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_192		XXXXX	$XXXXXX	TX	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for information purposes only. DD firm will provide. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_268		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  FEMA declared Honolulu cunty in a disaster area XXX on XX/XX/XXXX with a release date of XX/XX/XXXX.  The XXX in file is dated $X,XXX,XXX. and shows no damage.  Exception if for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_268		XXXXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_268		XXXXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Condition for informational purposes. DD firm will order;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_169		XXXXX	$XXXXXX	CO	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purposes only. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_163		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_163		XXXXX	$XXXXXX	WA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition is for informational purpose only. DD firm will order. ; XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_188		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
MELLO_INV2_34		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - Property is located XXX. XXX on XX/XX/XXXX through XX/XX/XXXX due to wildfires. The XXX was completed on XX/XX/XXXX and reflects no damage. Condition is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_279		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - Property is located XXX with no post disaster inpection.  XXX XXX on XX/XX/XXXX, with a release date of XX/XX/XXXX.  The XXX in file is dated XX/XX/XXXX and shows no damage.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_279		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX

Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_279		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_20		XXXXX	$XXXXXX	WA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	878	Flood Certificate is Partial	XX/XX/XXXX	XX/XX/XXXX - Flood ceritifcate is incomplete, Flood Certificate is not completley eligible, Need new document. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided legible copy of flood certificate. Condition cleared. ; XX/XX/XXXX - Flood ceritifcate is received
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_156		XXXXX	$XXXXXX	TX	Cleared	A	A	A	A	A	A	A	A	A	A	Credit	2177	Property is located XXX	XX/XX/XXXX
XX/XX/XXXX - The property was located in the XXXX FEMA Disaster Severe Winter Storms, incident period X/XX/XXXX through XX/XX/XXXX.  XXX date reflects X/XX/X and reflects no damages.  Exception is for informational purposes only.  ;
																						XX/XX/XXXX	XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_159		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3158	Third Party Valuation Product Not Provided and XXX is Greater Than X.X	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX is X.XX. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_159		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_159		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ; XX/XX/XXXX - Third Party Valuation Product Provided;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_361		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX within tolerance - condition cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_361		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	3598	Third Party XXX to XXX value exceeds XX% allowable variance	XX/XX/XXXX	XX/XX/XXXX - Third party XXX value of XXXXXXX.XX with a variance of XX.XX exceeds XX% allowable variance. ;		XX/XX/XXXX	XX/XX/XXXX - XXX within tolerance - condition cleared; XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_361		XXXXX	$XXXXXX	CA	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX
XX/XX/XXXX - Acknowledged by Client - XXX within tolerance. ; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.
																								Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_361		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does not match approval. Evidence of borrower's income per the XXX was not provided. A ytd paystub and X years WXs were not provided. ;		XX/XX/XXXX
XX/XX/XXXX - Lender provided income documentation.  XXX within tolerance.  Condition cleared. ; XX/XX/XXXX - The borrower income verification does match approval; XX/XX/XXXX - Lender provided a copy the TWN verification; however, condition is for most recent X years WX.  Condition remains. ; XX/XX/XXXX - Audit reviewed Lenders response, however; XXX exceeds guidelines.  Please provide income calculation and supporting documents (Breaking down X year bonus history).  Audit income $XX,XXX.XX (X yr wX + pay stub YTD) vs Lenders income $XX,XXX.XX the back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX.  Condition remains. ; XX/XX/XXXX - Audit reviewed Lenders response, however; missing X years WX.  Condition remains.

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_361		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - Lender provided income documentation.  XXX within tolerance.  Condition cleared. ; XX/XX/XXXX - The qualifying back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - Lender provided a copy of TWN verification confirming the borrower's base income.  This does not resolve the XXX issue.  Conditon remains.  ; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - XXX dtd after FEMA release date - no damage - condition cleared. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2543	XXX date is greater than XXX days from Origination date.	XX/XX/XXXX	XX/XX/XXXX - XXX dated XX/XX/XXXX is greater than XXX days from Note date of X/XX/XXXX. A XXXXX/recertification of value dated XX/X/XXXX is present in the loan file. ;		XX/XX/XXXX
XX/XX/XXXX - A XXXXX/recertification of value dated XX/X/XXXX is present in the loan file. ; XX/XX/XXXX - Change status of 'XXX date is greater than XXX days from Origination date. ' from Active to Acknowledged by Client. ; XX/XX/XXXX - Change severity of 'XXX date is greater than XXX days from Origination date. ' from Material to Non-Material.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	1247	XXX is Missing	XX/XX/XXXX	XX/XX/XXXX - The XXX is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXX results. Condition cleared. ; XX/XX/XXXX - The XXX is received.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - A verbal verification of employment for the co-borrower was not provided. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXX for co-borrower. Condition cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_356		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of mortgage payment, XXX XXX and taxes for XXXX XXX, evidence of rental income, taxes and insurance for XXXX X XXX XXX. ;		XX/XX/XXXX
XX/XX/XXXX - Lender provided XXX for Primary (XXXX XXX).  COndition cleared. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided verification of taxes for XXXX XXX and taxes and HOA fees for XXXX X XXX; however, did not provide verification of insurance for XXXX XXX.  Condition retained.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_354		XXXXX	$XXXXXX	OR	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	2570	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Lender provided a copy of the final XXXX. Condtion cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_354		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1257	Borrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Missing evidence of borrowers self employment. ; XX/XX/XXXX - No VOE in the file. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXX. Condition cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_354		XXXXX	$XXXXXX	OR	Cleared	C	A	C	A	C	A	C	A	C	A	Compliance	3551	XXX/XXX Status is Pending	XX/XX/XXXX	XX/XX/XXXX - XXX/XXX Status is pending. Noted documentation is required per Appendix Q. Missing XXXX XXXXS to correctly calculate income. ;		XX/XX/XXXX	XX/XX/XXXX - Lender provided XXXX business returns. Condition cleared. ; XX/XX/XXXX - Lender provided XXXX XXXXS; however, did not provide the XXXX XXXXS. Condition retained.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_359		XXXXX	$XXXXXX	NV	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.	Waiver	Client
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_359		XXXXX	$XXXXXX	NV	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_359		XXXXX	$XXXXXX	NV	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3605	Asset Documents are Incomplete	XX/XX/XXXX	XX/XX/XXXX - Asset documents verifying funds/reserves required were not provided. ;		XX/XX/XXXX
XX/XX/XXXX - Lender provided XX deposit XXX.  Condition cleared. ; XX/XX/XXXX - Audit reviewed Lenders response, however; Please advise who XXXXX XXXXX is (On account originally sent in to clear conditiond with Co-borrower as Joint XXXXX).  BorrowerXX states they lent Son $XX,XXX.XX on XX/XX/XXXX however the $XX,XXX.XX deposit was in question on original assets received XXXXX.  Please provide XXX.  Additional conditions may apply. ; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide evidence of large deposits of $XX,XXX.XX on XX/XX/XXXX.  Condition remains.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

MELLO_INV2_360		XXXXX	$XXXXXX	HI	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - XXX provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_360		XXXXX	$XXXXXX	HI	Acknowledged	B	B	B	B	B	B	B	B	B	B	Property	3608	Informational Only - Property Inspection Waiver used at origination.	XX/XX/XXXX	XX/XX/XXXX - Property Inspection Waiver used as origination valuation product;		XX/XX/XXXX	XX/XX/XXXX - Acknowledged - XXX within tolerance; XX/XX/XXXX - Change status of 'Informational Only - Property Inspection Waiver used at origination. ' from Active to Acknowledged by Client.	Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_360		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2074	Executed XXX closure letter not provided.	XX/XX/XXXX	XX/XX/XXXX - Missing executed documentation XXX is closed to future draws;		XX/XX/XXXX	XX/XX/XXXX - Credit Report indicates XXX closed - condition cleared. ; XX/XX/XXXX - XXX closure documentation provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_360		XXXXX	$XXXXXX	HI	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX.  Lender calculated a base income of XXXX.XX.  ;
																						XX/XX/XXXX
XX/XX/XXXX - Lender provided Pay stub and Income calculations.  Condition cleared. ; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide income calculations for Base, Overtime and Bonus (All income).  Condition remains. ; XX/XX/XXXX - Lender provided XXX reflecting approved XXX of $XX.XX%.  The audit XXX is XX.XX% which is greater than the XX% maximum allowed.  The audit base income is $X,XXX.XX vs the lender's base income of $X,XXX.XX.  Contition retained.

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_353		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Condition for information purposes. DD firm to order. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_353		XXXXX	$XXXXXX	NY	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	2570	Final Loan Application is Missing	XX/XX/XXXX	XX/XX/XXXX - Final loan application is Missing;		XX/XX/XXXX	XX/XX/XXXX - Final loan application is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_353		XXXXX	$XXXXXX	NY	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3557	XXX XXX Coverage is Not Sufficient.	XX/XX/XXXX
XX/XX/XXXX - XXX XXX coverage of $XXX,XXX.XX is not sufficent.  The subject loan amount is $XXX,XXX.XX with the XXX XXX guaranteed replacement coverage of No and estimated replacement value from insurance company was not provided. ;
																						XX/XX/XXXX	XX/XX/XXXX - Policy indicates "Full Replacement Cost" coverage. ; XX/XX/XXXX - XXX XXX coverage is sufficient.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_357		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - XXX dtd after FEMA release date - no damage - condition cleared. ; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_357		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Property	2460	Third Party Desk Review variance to XXX value exceeds XX%	XX/XX/XXXX	XX/XX/XXXX - Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed. ;		XX/XX/XXXX	XX/XX/XXXX - Additional third party valuation requested to support value.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_357		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_357		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	654	CoBorrower Liabilities Verified Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of mortgage payment, taxes and insurance was not provided. ;		XX/XX/XXXX
XX/XX/XXXX - Lender provided XXX for primary residence.  Condition cleared. ; XX/XX/XXXX - CoBorrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided XXXA for XXXXX XXX and insurance for subject property; however, did not provided XXXA for co-borrower's primary residence at XXXXX XXX.  Condition retained.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_357		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	3420	XXX Exceeds XXX Maximum Allowable	XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of X.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of X.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XXX.XX (Total Income of XXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of X.XX (Total Income of X.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX;
																						XX/XX/XXXX
XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per XXX of XX.XX; XX/XX/XXXX - The back-end XXX of XX.XX (Total Income of XXXXX.XX, Orig XXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per XXX of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_358		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3437	Third Party Valuation Product Not Provided and XXX Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Not Provided and XXX Collateral Rep ; Warrant Relief is Not Eligible. ;		XX/XX/XXXX	XX/XX/XXXX - Desk Review provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_358		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Desk Review provided within tolerance - Condition Cleared; XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_358		XXXXX	$XXXXXX	MA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1258	CoBorrower Employment Verification does not meet guidelines	XX/XX/XXXX	XX/XX/XXXX - Guidelines require X-year Verification of Employment. Please provide VOE for Co-Borrower's previous employment not in file. ;		XX/XX/XXXX	XX/XX/XXXX - Audit reviewed Lenders response and re-reviewed file. Condition rescinded. (Priror employment not required for XXX).
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_358		XXXXX	$XXXXXX	MA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX
XX/XX/XXXX - Borrower liabilities verified indicator is Partial.  Please provide documentation to confirm the following properties are owned free and clear: XXX XXX XX #X, XXX XXX XX # X, and XXXX-XXXX XXX #XX.  In addition, please provide evidence of XXX XXX for the same properties; not in file to confirm montly obligations. ;
																						XX/XX/XXXX
XX/XX/XXXX - Lender provided evidence of free and clear.  Condition cleared. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Lender provided XXX XXX for property XXX XXX; however, the insurance indicates property is a Condo which would be covered under a blanket insurance policy.  The insurance provided does not specifiically indicate there was no mortgage on the property.  Please provide a property detail report or other documentation that would verify there is no current mortgage on the property.  Condition retained. ; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide evidence of free and clear for XXX XXX (Note: Schedule E will not suffice).

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

MELLO_INV2_355		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	2177	Property is located XXX	XX/XX/XXXX	XX/XX/XXXX - XXX XXXon XX/XX/XXXX, with a release date of XX/XX/XXXX. The XXX in file is dated XX/XX/XXXX and shows no damage. Exception is for informational purposes only. ;		XX/XX/XXXX	XX/XX/XXXX - XXX dtd after FEMA release date - no damage - condition cleared; XX/XX/XXXX - Post disaster inspection confirms no property damage
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_355		XXXXX	$XXXXXX	CA	Cleared	C	A	C	A	C	A	C	A	C	A	Credit	1261	Borrower Income Verification does not match Approval	XX/XX/XXXX	XX/XX/XXXX - Personal and Business tax returns provided were not executed by both borrowers. ;		XX/XX/XXXX	XX/XX/XXXX - The borrower income verification does match approval. Lender provided XXXX and signed pages of returns. Condition cleared.
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_355		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	D	A	D	A	Property	3580	Third Party Valuation Product not Provided	XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product not Provided to Support Origination XXX Value within XX%. ;		XX/XX/XXXX	XX/XX/XXXX - Third Party Valuation Product Provided
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_355		XXXXX	$XXXXXX	CA	Acknowledged	D	B	D	B	D	B	C	B	C	B	Property	932	XXX XXX is Partial	XX/XX/XXXX	XX/XX/XXXX - XXX required an XXX on Form XXXX, an Exterior XXX on Form XXXX was provided. ;		XX/XX/XXXX
XX/XX/XXXX - Acknowledged - Per COVID restrictions, EXerior XXX accepted. ; XX/XX/XXXX - Change status of 'XXX XXX is Partial' from Active to Acknowledged by Client. ; XX/XX/XXXX - Change severity of 'XXX XXX is Partial' from Material to Non-Material.
																								Waiver	Client
Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

MELLO_INV2_355		XXXXX	$XXXXXX	CA	Cleared	D	A	D	A	D	A	C	A	C	A	Credit	651	Borrower Liabilities Verification Indicator is Partial	XX/XX/XXXX	XX/XX/XXXX - Evidence of XXX XXX from XXXXXXXX, XXXX XXX, XXXX XXX, XXXXX XXX, XXXX XXX, and XXX XXX was not provided. ;		XX/XX/XXXX
XX/XX/XXXX - Document received showing premium amount - condition cleared. ; XX/XX/XXXX - Borrower liabilities verified indicator is Present; XX/XX/XXXX - Audit reviewed Lenders response, however; XXX provided for XXXXX XXXXX does NOT show annual premium amount.  Condition remains. ; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide Insurance documentation for XXXXX XXXXX (Not on XXXX's).  Condition remains. ; XX/XX/XXXX - Audit reviewed Lenders response, however; Please provide Insurance documentation for XXXXX XXX and XXXXX XXXXX.  Condition remains.

Borrower has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job.  ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years